Investment in joint ventures - Additional Information (Detail) - BRL (R$) R$ in Thousands				12 Months Ended
		Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2025		Dec. 31, 2024
Disclosure of joint ventures [line items]
Capital increase				R$ 15,000		R$ 12,337
Cosan Nove Participações S.A. [member]
Disclosure of joint ventures [line items]
Percentage of ownership interest			87.27%	66.16%
Cosan Nove Participações S.A. [member] | Direct
Disclosure of joint ventures [line items]
Percentage of ownership interest				87.27%		73.09%
Rumo S.A. [member] | Direct
Disclosure of joint ventures [line items]
Percentage of ownership interest	[1]			30.31%		30.40%
Raizen S A [Member]
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture	[2]			30.84%
Capital increase	[2]
Unrecognized portion of losses from investment				R$ 712,152
Raizen S A [Member] | Direct
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture	[2]			5.00%
Raizen S A [Member] | Indirect
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture		39.06%		25.84%	[2]
Raizen S A [Member] | Cosan Nove Participações S.A. [member] | Indirect
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture				39.06%
Radar Gestão de Investimentos S.A. [Member]
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture				50.00%
Capital increase						R$ 12,337
Radar Gestão de Investimentos S.A. [Member] | Direct
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture				50.00%
Radar Gestão de Investimentos S.A. [Member] | Indirect
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture

[1]	The Company is the largest shareholder. Additionally, the Company has decision-making power over the relevant activities of this entity and has the right to appoint the majority of the members of the board of directors, in accordance with the shareholders' agreement entered into with the other shareholders of the entity.
[2]	The Company's total stake in Raízen S.A. is comprised of a 5.00% direct stake and a 39.06% indirect stake through Cosan . The disclosed percentage of 25.84% refers to the economic benefit, calculated from the result of Cosan S.A.'s stake in its subsidiary Cosan (66.16%), multiplied by the indirect stake of 39.06%. In the Company's consolidated information, direct and indirect stakes are added together, and the impact related to non-controlling shareholders' stake in Cosan is presented in the line item for income attributable to non-controlling shareholders. Despite having a total stake of 39.06%, the Company has 50% of the voting rights.